Basis of Presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
2.	BASIS OF PRESENTATION
These consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). These consolidated financial statements include the accounts of the Company and the accounts of its subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.
Change in Reporting Currency to the US Dollar
Effective December 31, 2023, the Company changed its reporting currency to the US dollar (“USD”) from the Canadian dollar (“CDN”). As such, all prior amounts originally reported in CDN are now reported in USD. The change in reporting currency was made to enhance comparability of the Company’s results with other publicly traded companies in the life sciences industry. The Canadian dollar continues to be the functional currency of the Company.
In accordance with ASC 830, the consolidated financial statements of the Company are translated into U.S. dollars using the current rate method. Assets and liabilities are translated at the rate of exchange prevailing at the consolidated balance sheet date. Shareholders’ equity is translated at the applicable historical rate. Revenue, expense and cash flow items are translated at the exchange rate in effect on the transaction dates. Translation gains and losses are reported as a separate component of shareholders’ equity titled Accumulated Other Comprehensive Income.
The financial information for all prior periods is presented in U.S. dollars as if the U.S. dollar had been used as the reporting currency during those periods.
Transition to US GAAP
This is the first year that the Company’s consolidated financial statements are prepared in accordance of generally accepted accounting principles in the United States of America
(“GAAP”
) as issued by the Financial Accounting Standards Board (
“FASB”
). Previously, the Company prepared its financial statements in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).
The policies set out in the Significant Accounting Policies section have been applied in preparing the financial statements for the years ended December 31, 2023 and 2022. In addition, comparative figures, which were previously prepared in accordance with IFRS, have been adjusted as required to be compliant with the Company’s accounting policies under US GAAP.